Restructuring and other items (Tables)	12 Months Ended
Dec. 31, 2016
Recognized Restructuring and Other Items, Net
Restructuring and other items recognized during the year ended December 31, 2016 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Restructuring charges	$8,159	-	$8,796
Net charge	$8,159	-	$8,796

Restructuring Charges
	Workforce	Onerous
	reductions	Lease	Total
	(in thousands)

Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	-	(63)

Provision at December 31, 2016	$393	$1,398	$1,791

	Onerous	Asset
	Lease	Impairment	Total
	(in thousands)

Total provision recognized	$3,167	$5,629	$8,796
Asset write-off	-	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	-	$3,167
Utilized	(1,167)	-	(1,167)
Provision at December 31, 2015	2,000	-	2,000
Utilized	(1,359)	-	(1,359)
Provision at December 31, 2016	641	-	641